VARIABLE INTEREST ENTITY	12 Months Ended
Dec. 31, 2025
VARIABLE INTEREST ENTITY
VARIABLE INTEREST ENTITY

5. VARIABLE INTEREST ENTITY

The Group is the primary beneficiary of its VIE, Shanghai IT which was designed by the Group to comply with PRC regulations that prohibit direct foreign ownership of businesses that operate online and TV games in the PRC.

Shanghai IT or the VIE and its subsidiaries

There are certain key contractual arrangements between the Group’s subsidiary, Huiling (wholly-owned foreign enterprise, the “WOFE”) and each of the VIE that provide the Group with control over the VIE. As a result of these contracts, the Group concluded that it is required to consolidate the VIE pursuant to the guidance in ASC 810 Consolidation.

A summary of these contractual agreements is as follows:

1)	Loan agreement. The WOFE entered into loan agreements with each shareholder of the relevant VIE. Pursuant to the terms of these loan agreements, the WOFE granted an interest-free loan to each shareholder of the VIE for the explicit purpose of making a capital contribution to the VIE. These loans have an unspecified term and will remain outstanding for the shorter of the duration of WOFE or that of the VIE, or until such time that the WOFE elects to terminate the agreement (which is at the WOFE’s sole discretion), at which point the loans are payable on demand. The shareholders of the VIE may not prepay all or any portion of the loans without the WOFE’s prior written request.
2)	Equity pledge agreement. The shareholders of the VIE entered into equity pledge agreements with the WOFE. Under the equity pledge agreements, the shareholders of the VIE pledged all of their equity interests in the VIE to the WOFE as collateral for all of their payments due to the WOFE and to secure performance of all obligations of the VIE and their shareholders under the above loan agreements. In addition, the dividend distributions to the shareholders of VIE, if any, will be deposited in an escrow account over which the WOFE has exclusive control. The pledge shall remain effective until all obligations under such agreements have been fully performed. The shareholders have the obligation to maintain ownership and effective control over the pledged equity. Under no circumstances, without the prior written consent of the WOFE, may the shareholder transfer or otherwise encumber any equity interests in the VIE. If any event of default as provided for therein occurs, the WOFE, as the pledgee, will be entitled to dispose of the pledged equity interests through transfer or assignment and use the proceeds to repay the loans or make other payments due under the above loan agreements up to the loan amounts.
3)	Call option agreement. The VIE and their shareholders entered into equity call option agreements with the WOFE. Pursuant to such agreements, the shareholders of the VIE grant the WOFE an irrevocable and exclusive option to purchase the shares of VIE at a purchase price equal to the amount of the registered capital of the VIE or the loan provided by the WOFE, permissible by the then-applicable PRC laws and regulations. WOFE may exercise such right at any time during the term of the agreement. Moreover, under the call option agreements, neither the VIE nor their shareholders may take actions that could materially affect the VIE’s assets, liabilities, operations, equity or other legal rights without the prior written approval of the WOFE, including, without limitation, declaration and distribution of dividends and profits; sale, assignment, mortgage or disposition of, or encumbrances on, the VIE’s equity; merger or consolidation; acquisition of and investment in any third-party entities; creation, assumption, guarantee or incurrence of any indebtedness; entering into other materials contracts. The agreements shall not expire until such time as the WOFE acquires all equity interests of the relevant VIE subject to applicable PRC laws.
4)	Shareholder voting proxy agreement. Each of the VIE’s shareholders executed an irrevocable power of proxy to appoint the WOFE as the attorney-in-fact to act on his or her behalf on all matters pertaining to the VIE and to exercise all of his or her rights as a shareholder of the VIE, including the right to attend shareholders meetings, to exercise voting rights and to appoint directors, a general manager, and other senior management of the VIE. The power of proxy is irrevocable and may only be terminated at the discretion of the WOFE.
5)	Exclusive technical service agreement. Under the exclusive technical service agreement, the VIE agreed to engage the WOFE as their exclusive provider of technology consulting and other services for a service fee equal to 90% of all operating profit generated by the VIE. According to the relevant PRC rules and regulations, related party transactions should be negotiated at the arm’s length basis and apply reasonable transfer pricing methods. The determination of service fees, however, is under the sole discretion of the WOFE. These agreements do not have specific clauses on renewal but do have an initial term of 20 years (with the earliest expiration date being December 31, 2029). By virtue of the governance rights the WOFE maintains over the VIE, through the terms of the other agreements noted above, the Group is able to unilaterally renew, extend or amend the service agreements at its discretion.

The Group shall be deemed to have a controlling financial interest in a VIE if it has both of the following characteristics:

a.	The power to direct the activities of a VIE that most significantly impact the VIE’s economic performance; and
b.	The obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.

In determining that the Group has “the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance”, the Group looked to the specific provisions of the call option agreement and shareholder voting proxy agreement. These agreements, as summarized above, provide the WOFE effective control over all of the corporate and operating decisions of the VIE, and as such, the Group’s management concluded that the WOFE has the requisite power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In assessing the Group’s obligation to absorb losses, the Group notes that it has funded through the loan agreements all of the entities’ share capital and also provides financial support as necessary to the entities through intercompany transactions. The Group’s rights to receive economic benefits that are significant to the VIE are embodied firstly in the equity pledge agreements that secure the equity owners’ obligations under the relevant agreements, and ascribes to the WOFE all of the economic benefits of the equity interests including rights to any dividends declared. Secondly, the exclusive technical service agreement further secures the ability of WOFE to receive substantially all of the economic benefits from each of the VIE on behalf of the Group.

In conclusion, because the Group, through its wholly owned subsidiary Huiling, has (1) the power to direct the activities of the VIE that most significantly affect the VIE’s economic performance, and (2) the right to receive benefits from the VIE that could potentially be significant to the VIE, the Group has been deemed to be the primary beneficiary of the VIE and has consolidated the VIE since the date of execution of such agreements.

Shareholders of the VIE may potentially have conflicts of interest with the Company, and they may breach their contracts with the PRC subsidiaries or cause such contracts to be amended in a manner contrary to the interests of the Group. As a result, the Group may have to initiate legal proceedings, which involve significant uncertainty. Such disputes and proceedings may significantly disrupt the Groups business operations and adversely affect the Group’s ability to control the VIE. As most of the shareholders of the VIE are directors, officers, shareholders or employees of the Group, management is of the view that the risk that misaligned interests may lead to deconsolidation in the foreseeable future is remote and insignificant.

PRC laws and regulations currently limit foreign ownership of companies that provide Internet content services, which include operating online games. In addition, foreign invested enterprises are currently not eligible to apply for the required licenses to operate online games in the PRC. The9 Limited is incorporated in the Cayman Islands and is considered a foreign entity under PRC laws. Due to restrictions on foreign ownership of companies that provide online games, the Group has entered into contractual arrangements with Shanghai IT to conduct its online games business through its VIE in the PRC. Shanghai IT holds the necessary licenses and approvals that are essential for the online game business in China. Shanghai IT is principally owned by certain shareholder and employee of the Company. Pursuant to certain other agreements and undertakings, The9 Limited in substance controls Shanghai IT. The Group believes that its current ownership structures and contractual arrangements with Shanghai IT and its equity owners, as well as its operations, are in compliance with all existing PRC laws and regulations. There may, however, be changes and other developments in the PRC laws and regulations or their interpretation. Specifically, following the recent promulgation of the GAPPRFT Circular, it is unclear whether the authorities will deem the Group’s VIE structure and contractual arrangements with Shanghai IT as an “indirect or disguised” way for foreign investors to gain control over or participate in domestic online game operators, and challenge the Group’s VIE structure accordingly.

If the Group is found to be in violation of any existing or future PRC laws or regulations, or fails to obtain or maintain any of the required permits or approvals, the relevant PRC regulatory authorities would have broad discretion in dealing with such violations, including requiring the Group to undergo a costly and disruptive restructuring, such as forcing The9 Limited to transfer its equity interest in the VIE to a domestic entity or invalidating the VIE agreements. If the PRC government authorities impose penalties which cause the Group to lose its rights to direct the activities of and receive economic benefits from the VIE, the Group may lose the ability to consolidate and reflect in its financial statements the financial position, and results of operation of the VIE. The Group, however, does not believe such actions would result in the liquidation or dissolution of the Group, the WOFEs or VIE.

The aforementioned contractual arrangements with the VIE and their respective shareholders are subject to risks and uncertainties:

●	The VIE or their shareholders could fail to obtain the proper operating licenses or fail to comply with other regulatory requirements. As a result, the PRC government could impose fines, new requirements or other penalties on the VIE or the Group mandate a change in ownership structure or operations for the VIE or the Group, restrict the VIE or the Group’s use of financing sources, or otherwise restrict the VIE or the Group’s ability to conduct business.
●	The aforementioned contractual agreements may be unenforceable or difficult to enforce. The equity pledge agreements may be deemed improperly registered or the VIE or the Group may fail to meet other requirements. Even if the agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.
●	The PRC government may declare the aforementioned contractual agreements invalid. They may modify the relevant regulation, have a different interpretation of such regulations, or otherwise determine that the Group or the VIE have failed to comply with the legal obligations required to effectuate such contractual arrangements.
●	It may be difficult to finance the VIE by means of loans or capital contributions. Loans from The9 Limited to the VIE must be approved by the relevant PRC government body and such approval may be difficult or impossible to obtain. The VIE are domestic PRC enterprises owned by nominee shareholders; thus, the Group is not likely to finance activities of the VIE by means of direct capital contributions.

The carrying amounts of the assets, liabilities and the results of operations of the VIE and VIE’s subsidiaries included in the Group’s consolidated balance sheets and statements of operations and comprehensive income (loss), which are prepared before eliminating the inter-company balances and transactions between the VIE and VIE’s subsidiaries, the Group and its subsidiaries, are as follows:

	December 31, 2024	December 31, 2025	December 31, 2025
	RMB	RMB	US$
	(in thousands)		(Note 3)
Cash and cash equivalents	3,013	7,761	1,110
Accounts receivable, net of allowance for credit losses	—	3,637	520
Accounts receivable - related party	—	6,284	899
Advances to suppliers	—	1,568	224
Prepayments and other current assets, net of allowance for credit losses	4,582	8,974	1,283
Prepayments and other current assets - related party	—	515	74
Amounts due from related parties	583	—	—
Due from the Group’s companies (i)	446,094	447,496	63,991
Total current assets	454,272	476,235	68,101
Intangible asset	—	2,500	357
Investments	25,750	—	—
Property, equipment and software, net	57	124	18
Operating lease right-of-use assets, net	44	145	21
Total assets	480,123	479,004	68,497

Accounts payable	5,427	10,351	1,480
Other taxes payable	1,388	1,391	199
Advances from customers	9,702	5,398	772
Amounts due to related parties	44,057	44,057	6,300
Accrued expenses and other current liabilities	33,320	37,572	5,373
Current portion of operating lease liabilities, current	33	61	9
Deferred revenue	577	1,635	234
Due to the Group’s companies (i)	1,401,911	1,446,363	206,827
Total current liabilities	1,496,415	1,546,828	221,194

Non-current portion of operating lease liabilities	—	80	11
Total liabilities	1,496,415	1,546,908	221,205

Note:

(i) It represents the elimination of intercompany balances among The9 Limited, primary beneficiaries of VIEs excluding The9 Limited, other subsidiaries and the VIEs and VIEs’ subsidiaries.

	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(in thousands)			(Note 3)
Revenues	428	318	35,431	5,067
Cost of revenues	(218)	(470)	(25,811)	(3,691)
Gross profit (loss)	210	(152)	9,620	1,376

Total operating expenses	(23,380)	(19,540)	(33,583)	(4,802)

Loss from continuing operations before income tax expense and share of loss in equity method investments	154,021	(34,018)	(49,937)	(7,141)

Net income (loss)	154,021	(34,589)	(50,618)	(7,238)

The VIE’s assets are not used as collateral for the VIE’s obligations and can only be used to settle the VIE’s obligations.

Relevant PRC laws and regulations restrict the VIE subsidiaries from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and share capital, to the Group in the form of loans and advances or cash dividends. See Note 31 for disclosure of restricted net assets.